UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

MAY 31, 2017

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.5%
Alabama - 0.9%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/17	$2,250,000	$2,274,345
Subordinated Lien	5.000%	10/1/18	2,000,000	2,079,180
Mobile, AL, IDB, PCR, Alabama Power Co., Barry Plant	1.625%	10/2/18	2,500,000	2,506,675	(a)(b)
Tuscaloosa, AL, Public Educational Building Authority, Student Housing Revenue:
University Alabama Ridgecrest, BAM	5.000%	7/1/20	2,960,000	3,281,190
University Alabama Ridgecrest, BAM	5.000%	7/1/21	3,320,000	3,771,686

Total Alabama				13,913,076

Alaska - 1.1%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	675,000
State Capital Project II	5.000%	12/1/18	500,000	530,175
Valdez, AK, Marine Terminal Revenue:
BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	10,220,600
BP Pipelines Inc. Project	5.000%	1/1/21	4,630,000	5,147,125

Total Alaska				16,572,900

Arizona - 1.1%
Glendale, AZ, GO, AGM	4.000%	7/1/19	1,640,000	1,740,302
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,273,568
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,088,180
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	5,370,000	5,817,482
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.600%	3/1/18	2,500,000	2,503,100	(a)(b)(c)
Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,512,575	(a)(b)(c)

Total Arizona				16,935,207

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,142,508
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,031,260

Total Arkansas				2,173,768

California - 2.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,606,285
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	1.480%	10/1/19	4,750,000	4,778,310	(a)(b)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project, CMI	4.000%	1/1/18	1,290,000	1,313,517
Providence St. Joseph Health Obligated Group	1.250%	10/1/20	2,500,000	2,495,125	(a)(b)
Sutter Health Obligated Group	1.000%	8/15/19	5,000,000	4,968,700	(a)(b)
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	3,100,000	3,113,640

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State PCFA, Solid Waste Disposal Revenue, USA Waste Services Inc.	1.500%	6/1/18	$2,300,000	$2,310,603	(c)
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	753,975
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	606,036
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,039,110
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,051,410
California State, GO	4.000%	12/1/17	5,000,000	5,011,450	(a)(b)
Lee Lake, CA, Public Financing Authority Revenue	4.000%	9/1/18	1,500,000	1,542,270
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	931,900
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	787,215
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,379,987
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	7,833,906	(d)
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation, AGM	4.000%	9/1/18	650,000	673,862

Total California				42,197,301

Colorado - 2.1%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	5,545,000	5,561,302	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	2,080,000	2,294,989
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	6,633,547
Catholic Health Initiatives	5.000%	2/1/25	2,615,000	2,837,170
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/17	4,000,000	4,078,440
Stapleton	5.000%	12/1/18	5,265,000	5,559,366
E-470 Public Highway Authority Revenue, CO, Senior, LIBOR Index	1.599%	9/1/19	3,415,000	3,431,768	(a)(b)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,014,370	(e)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,060,710	(e)

Total Colorado				32,471,662

Connecticut - 5.1%
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,672,832
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,819,849
Bridgeport, CT, GO:
AGM	5.000%	8/15/21	1,000,000	1,126,110
AGM	5.000%	8/15/22	1,240,000	1,418,684
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/17	1,260,000	1,280,702
Yale University	0.800%	7/26/17	11,140,000	11,139,331	(a)(b)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure	3.000%	9/1/18	14,740,000	15,090,812
Transportation Infrastructure	5.000%	9/1/20	4,000,000	4,454,360
Connecticut State, GO	1.300%	9/15/17	6,500,000	6,507,020	(b)
Connecticut State, GO	5.000%	4/15/19	3,730,000	3,986,475

Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	10,375,000	11,267,146
SIFMA Index	1.200%	3/1/18	4,500,000	4,505,985	(b)
SIFMA Index	1.700%	5/15/18	5,490,000	5,524,477	(b)
SIFMA Index	1.530%	6/15/18	5,000,000	5,025,000	(b)
SIFMA Index	1.410%	3/1/20	3,375,000	3,369,229	(b)

Total Connecticut				78,188,012

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.8%
District of Columbia Income Tax Secured Revenue, SIFMA	1.080%	12/1/17	$4,500,000	$4,501,035	(b)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,039,030	(c)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	6,215,000	6,538,926	(c)

Total District of Columbia				12,078,991

Florida - 2.3%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,004,660
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	3,957,032
Escambia County, FL, PCR, Gulf Power Co. Project	1.150%	6/21/18	3,500,000	3,496,360	(a)(b)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/18	2,000,000	2,111,080	(c)
Halifax, FL, Hospital Medical Center Revenue	3.000%	6/1/17	850,000	850,000
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,040,370
Lee County, FL, Transportation Facilities Revenue, AGM	5.000%	10/1/17	1,500,000	1,519,425
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,157,332
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,009,780	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	1,270,000	1,273,861
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,564,650
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,614,098
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	3,000,000	3,019,170
Okeechobee County, FL, Solid Waste Revenue, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,200,528	(a)(b)
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,712,370
South Miami, FL, Health Facilities Authority Revenue, Baptist Health South Florida Group	5.000%	8/15/18	2,860,000	2,883,137
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,475,000	1,494,809

Total Florida				34,908,662

Georgia - 5.7%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,060,379	(d)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	27,700,000	27,700,000	(a)(b)
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	8,900,000	9,035,636	(a)(b)
Georgia Transmission Corp. Vogtle Project	1.300%	5/3/18	11,150,000	11,140,857	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	18,305,000	18,494,640	(a)(b)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,500,600	(a)(b)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,553,105	(a)(b)
Oglethorpe Power Corp. Scherer Project	2.400%	4/1/20	3,925,000	3,949,531	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	3,000,000	3,023,400	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	2,787,427

Total Georgia				86,245,575

Hawaii - 0.0%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue, Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	420,636

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 9.3%
Chicago, IL, GO	5.000%	1/1/18	$2,100,000	$2,114,553
Chicago, IL, GO	5.000%	1/1/19	4,600,000	4,677,694
Chicago, IL, GO	5.000%	1/1/20	4,850,000	4,984,005
Chicago, IL, GO:
AGM	5.500%	1/1/19	2,590,000	2,737,449
AGM-CR FGIC	5.500%	1/1/19	1,500,000	1,582,995
Chicago, IL, Midway Airport Revenue	5.000%	1/1/20	2,000,000	2,173,320	(c)
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,188,272
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	4.000%	1/1/19	20,000,000	20,866,200	(c)
General, Senior Lien	5.000%	1/1/19	4,180,000	4,438,784
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,165,709
Harbor Facilities	5.000%	1/1/19	1,000,000	1,050,810
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/18	1,500,000	1,528,650
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,507,875	(a)(b)
Illinois State Finance Authority Revenue, Central Dupage Health	5.500%	11/1/20	3,915,000	4,318,871
Illinois State Municipal Electric Agency Power Supply Revenue	5.000%	2/1/18	2,000,000	2,051,580
Illinois State Sales Tax Revenue:
Build Illinois	5.000%	6/15/17	3,435,000	3,438,882
Build Illinois-Junior Obligation	5.000%	6/15/17	3,245,000	3,248,667
Build Illinois-Junior Obligation	4.000%	6/15/20	8,825,000	9,494,641
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,133,690
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	6,100,000	6,107,015
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	1,890,000	1,892,381
Illinois State, GO	5.000%	8/1/17	7,000,000	7,036,960
Illinois State, GO	4.000%	7/1/18	9,460,000	9,610,036
Illinois State, GO	5.000%	7/1/19	8,900,000	9,291,333
Illinois State, GO	5.000%	2/1/22	2,740,000	2,905,359
Illinois State, GO	5.000%	8/1/23	17,260,000	18,376,722
University of Illinois, IL, Board of Trustees, COP	3.000%	8/15/18	10,000,000	10,198,300

Total Illinois				141,120,753

Indiana - 4.2%
Indiana State Finance Authority Health System Revenue, Sisters St. Francis Health	5.000%	11/1/19	2,045,000	2,157,680
Indiana State Finance Authority, Hospital Revenue:
Methodist Hospitals Inc.	5.000%	9/15/17	250,000	252,255
Methodist Hospitals Inc.	5.000%	9/15/19	300,000	320,766
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	1.150%	12/1/17	2,770,000	2,771,468	(a)(b)
Ascension Health Credit Group	1.250%	5/1/20	3,950,000	3,940,994	(a)(b)

Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	17,170,350	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	10,000,000	11,351,400	(a)(b)(c)
BP Products North America Inc. Project, BP PLC	1.530%	12/2/19	20,000,000	20,000,000	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	6,055,920	(a)(b)

Total Indiana				64,020,833

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 0.3%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index	0.987%	9/1/18	$2,000,000	$2,000,900	(b)
LIBOR Index	1.067%	9/1/19	2,000,000	2,004,160	(b)

Total Kansas				4,005,060

Kentucky - 3.0%
Carroll County, KY, PCR, Kentucky Utilities Co. Project	1.050%	9/1/19	2,500,000	2,479,125	(a)(b)
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	15,970,000	16,003,697
Louisville & Jefferson County, KY, Metropolitan Government PCR, Louisville Gas & Electric Co. Project	1.500%	4/1/19	5,000,000	5,026,950	(a)(b)
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	14,025,060	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	7,500,000	7,495,575	(a)(b)

Total Kentucky				45,030,407

Louisiana - 0.1%
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	850,000	882,725

Massachusetts - 1.4%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,030,506
Partners Healthcare System Inc.	1.330%	1/30/18	8,785,000	8,792,116	(a)(b)
Massachusetts State HEFA Revenue:
Amherst College	0.800%	12/1/17	6,500,000	6,498,440	(a)(b)
Refunding\Partners Healthcare Systems	5.000%	7/1/18	2,575,000	2,582,751
Massachusetts State, GO, Consolidated Loan	1.210%	1/1/18	1,880,000	1,880,470	(b)

Total Massachusetts				20,784,283

Michigan - 3.7%
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,314,278
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,443,767
Michigan State Finance Authority Revenue:
Detroit School District, Q-SBLF	5.000%	5/1/18	3,410,000	3,527,577
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	4,699,672
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,732,830
Michigan State Hospital Finance Authority Revenue:
Ascension Health	1.400%	6/29/18	8,815,000	8,838,271	(a)(b)
Ascension Health Credit Group	1.500%	5/1/20	2,320,000	2,331,205	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	24,000,000	24,514,800	(a)(b)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,675,728

Total Michigan				56,078,128

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System, NATL	5.000%	11/15/18	6,090,000	6,205,162

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.4%
Mississippi State Business Finance Corp., Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.000%	7/1/17	$4,000,000	$4,000,440
Waste Management Inc. Project	1.125%	9/1/17	1,550,000	1,550,186	(a)(b)
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,062,140

Total Mississippi				6,612,766

Missouri - 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,504,550

Nebraska - 0.5%
Central Plains Energy Project, NE, Gas Project Revenue:
Project #1, Goldman Sachs Group Inc.	5.250%	12/1/18	3,000,000	3,170,040
Project #3	5.000%	9/1/18	4,050,000	4,228,888

Total Nebraska				7,398,928

Nevada - 0.6%
Clark County, NV, Airport Revenue, Junior Subordinated Lien Notes	5.000%	7/1/17	3,000,000	3,008,730	(c)
Clark County, NV, PCR, Southern California Edison Co.	1.875%	4/1/20	3,650,000	3,685,624	(a)(b)
Washoe County, NV, Gas Facilities Revenue, Sierra Pacific Power Co.	1.500%	6/3/19	3,000,000	2,976,630	(a)(b)(c)

Total Nevada				9,670,984

New Hampshire - 0.3%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,027,600	(a)(b)(c)

New Jersey - 8.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	1,000,000	1,038,810
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,068,950
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,756,037
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,036,140
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	2.250%	4/5/18	1,000,000	1,010,100
Lenape, NJ, Regional High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,023,880
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,004,860
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,035,080
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,042,270
Rutgers University	5.000%	6/15/19	1,380,000	1,487,047
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,005,940
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	2,965,000	3,064,624	(c)
School Facilities Construction	5.000%	6/15/18	1,805,000	1,860,919
School Facilities Construction	5.000%	6/15/18	695,000	723,940	(d)
School Facilities Construction, SIFMA	2.330%	9/1/27	1,550,000	1,453,420	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/19	10,365,000	11,081,532	(d)

New Jersey State EFA Revenue:
Kean University	5.000%	7/1/20	1,000,000	1,107,240
Rider University	5.000%	7/1/17	1,000,000	1,002,490

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	4.000%	12/1/17	$1,500,000	$1,519,965	(c)
Senior	5.000%	12/1/18	3,000,000	3,154,920	(c)
Senior	3.000%	12/1/19	10,250,000	10,583,535	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement Notes	5.000%	6/15/21	4,000,000	4,155,200
Federal Highway Reimbursement Notes	5.000%	6/15/22	5,000,000	5,451,250
Transportation Program	1.980%	12/15/21	15,500,000	15,057,320	(a)(b)
Transportation Program, State Appropriations	5.000%	6/15/17	1,000,000	1,001,150
Transportation Program, State Appropriations	4.000%	6/15/18	5,875,000	5,992,676
Transportation System	5.000%	12/15/17	5,000,000	5,108,200
Transportation System	5.000%	12/15/18	8,300,000	8,666,362
New Jersey State Turnpike Authority Revenue	1.237%	1/1/18	6,230,000	6,230,997	(a)(b)
New Jersey State Turnpike Authority Revenue	1.330%	1/1/18	7,500,000	7,505,250	(b)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,132,920
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	775,000	(d)
Rutgers, NJ, State University Revenue	4.000%	5/1/18	750,000	771,195
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	3,000,000	3,012,660	(a)(b)(c)
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	1,949,538
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/18	975,000	997,854
School Board Reserve Fund	4.000%	3/1/18	25,000	25,569	(d)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,543,685
School Board Reserve Fund	4.000%	3/1/19	35,000	36,818	(d)

Total New Jersey				125,475,343

New Mexico - 4.5%
Farmington, NM, PCR:
Public Service Co. of New Mexico	1.875%	10/1/21	3,000,000	2,996,880	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	24,750,000	24,977,947	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue:
SPA-Royal Bank of Canada	1.417%	8/1/19	16,000,000	15,987,520	(a)(b)
SPA-Royal Bank of Canada	5.000%	8/1/19	23,010,000	24,762,442	(a)(b)

Total New Mexico				68,724,789

New York - 8.7%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/17	660,000	663,821
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	470,000	480,768	(c)(e)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,065,920
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	632,940
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	664,313
Long Island, NY, Power Authority Electric System Revenue	1.577%	11/1/18	1,500,000	1,506,855	(a)(b)
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	2,140,000	2,302,169
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	2,060,000	2,219,238	(d)

Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,453,620
BAM	5.000%	6/1/20	5,115,000	5,672,842
MTA, NY, Dedicated Tax Fund Revenue	1.360%	11/1/19	3,155,000	3,167,809	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/18	$1,275,000	$1,328,410
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	709,502
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,388,256
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,392,545
New York City, NY, TFA Revenue, Future Tax Secured	2.000%	8/1/18	10,000,000	10,133,100
New York State Dormitory Authority Revenue, Non-State Supported Debt, Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	2,928,372
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	32,805,000	35,249,629
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	4.000%	3/15/18	1,000,000	1,024,750
New York State Transportation Development Corp. Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/21	9,000,000	9,923,670	(c)
Terminal One Group Association LP	5.000%	1/1/20	6,255,000	6,803,626	(c)
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,062,110
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,139,881
Port Authority of New York & New Jersey Revenue	5.000%	10/1/20	2,500,000	2,799,775	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/1/21	4,225,000	4,860,694	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985,000	6,836,067	(c)
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,051,720
Tobacco Settlement Financing Corp., NY, Revenue:
State Appropriations	5.000%	6/1/21	7,500,000	7,500,000
State Appropriations	5.000%	6/1/22	7,700,000	7,700,000

Total New York				132,662,402

North Carolina - 0.5%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	1.520%	12/1/17	4,250,000	4,244,815	(a)(b)
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/21	410,000	458,056
Senior Lien	5.000%	1/1/22	600,000	682,770
Senior Lien	5.000%	1/1/23	700,000	805,420
Senior Lien	5.000%	1/1/25	500,000	584,610

Total North Carolina				6,775,671

Ohio - 0.8%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,022,880
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,335,146
Lancaster, OH, Port Authority Gas Revenue:
SPA-Royal Bank of Canada	1.267%	2/1/19	2,000,000	1,996,920	(b)
SPA-Royal Bank of Canada	1.287%	8/1/19	2,000,000	1,994,420	(b)

Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,785,204
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,821,830

Total Ohio				11,956,400

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.6%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	10/1/18	$3,000,000	$3,016,470
Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,106,594
Oregon State Facilities Authority Revenue, Legacy Health Project	5.250%	5/1/19	3,250,000	3,501,680
Portland, OR, River District Urban Renewal & Redevelopment Tax Allocation	5.000%	6/15/18	1,000,000	1,041,220

Total Oregon				8,665,964

Pennsylvania - 8.3%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,029,360
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	533,305
Bucks County, PA, IDA, Solid Waste Revenue, Waste Management Inc. Project	1.500%	2/1/18	13,400,000	13,407,772	(a)(b)(c)
Cambria County, PA, GO, BAM	4.000%	8/1/17	685,000	688,295
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/18	1,235,000	1,260,663
Port District Project	5.000%	1/1/19	3,490,000	3,669,561
Lehigh County, PA, IDA Revenue, Pplace Electric Utilities Corp.	0.900%	8/15/17	2,500,000	2,500,175	(a)(b)
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	3,010,320	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/17	1,920,000	1,951,142	(c)
Amtrak Project	3.000%	11/1/18	750,000	769,815	(c)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	5/1/18	2,000,000	2,004,660	(a)(b)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,189,150
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,013,680
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,158,946
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	728,728
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,034,079
Shippensburg University Student Services Inc.	4.000%	10/1/17	130,000	130,536
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	565,986
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	240,000	240,614	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,006,930	(c)
Pennsylvania State IDA Revenue, Economic Development	5.000%	7/1/17	4,895,000	4,909,440
Pennsylvania State Turnpike Commission Revenue	1.480%	12/1/19	10,000,000	10,011,200	(b)
Pennsylvania State Turnpike Commission Revenue	1.660%	12/1/20	13,775,000	13,827,345	(b)
Pennsylvania State Turnpike Commission Revenue	1.760%	12/1/21	5,000,000	5,020,550	(b)

Pennsylvania State Turnpike Commission Revenue:
SIFMA	1.380%	12/1/17	18,820,000	18,825,646	(b)
SIFMA	1.460%	12/1/18	2,500,000	2,507,850	(b)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance	5.000%	10/1/21	1,000,000	1,135,370
Philadelphia, PA, Hospitals & Higher EFA Revenue, Temple University Health System	5.000%	7/1/17	1,000,000	1,001,930

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, School District, GO	5.000%	9/1/17	$4,750,000	$4,789,948
Philadelphia, PA, School District, GO	5.000%	9/1/19	7,240,000	7,737,678
Philadelphia, PA, Water and Wastewater Revenue	5.000%	1/1/19	1,455,000	1,544,846
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District	4.000%	6/1/18	2,160,000	2,204,863
Philadelphia School District	5.000%	6/1/19	1,500,000	1,592,460
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,453,487	(c)
Trinity, PA, Area School District, GO:
AGM	5.000%	11/1/17	2,850,000	2,897,994	(d)
AGM	5.000%	11/1/17	2,025,000	2,056,185

Total Pennsylvania				126,410,509

South Carolina - 0.7%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,058,970
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	507,100
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,582,440
South Carolina State Public Service Authority Revenue, Santee Cooper Project	5.000%	12/1/17	8,000,000	8,154,480

Total South Carolina				11,302,990

Tennessee - 0.2%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Baptist Memorial Health Care Obligated Group	5.000%	9/1/17	3,695,000	3,730,287

Texas - 11.5%
Beaumont, TX, ISD, GO, PSF-GTD	5.000%	2/15/19	4,220,000	4,510,252
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,022,760
Senior Lien	5.000%	1/1/19	500,000	529,740
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,721,113
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,033,840
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,056,260
Dallas-Fort Worth, TX, International Airport Revenue, Joint	5.000%	11/1/17	2,575,000	2,617,513	(c)
Goose Creek, TX, Consolidated ISD, GO, PSF-GTD, School Building	1.350%	8/15/18	10,000,000	10,055,700	(a)(b)
Gulf Coast, TX, Waste Disposal Authority Revenue, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,005,670
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	1.360%	12/1/19	2,425,000	2,427,352	(a)(b)
Memorial Hermann Healthcare System	1.280%	6/1/17	3,600,000	3,600,000	(b)
Memorial Hermann Healthcare System	1.530%	6/1/20	1,065,000	1,071,976	(b)
Harris County, TX, Revenue:
Toll Road	1.410%	8/15/17	5,500,000	5,499,835	(b)
Toll Road	1.560%	8/15/18	6,000,000	6,005,700	(b)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,435,739	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Katy, TX, ISD, GO, PSF-GTD	5.000%	8/15/17	$4,875,000	$4,914,146	(a)(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	7,833,129	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,660,000	14,777,426	(a)(b)
North Texas Tollway Authority Revenue:
First Tier	1.580%	1/1/19	6,000,000	5,999,820	(a)(b)
First Tier	1.450%	1/1/20	43,250,000	43,208,480	(a)(b)
Red River Education Finance Corp., TX, Higher Education Revenue:
St. Edwards University Project	5.000%	6/1/18	500,000	518,120
St. Edwards University Project	5.000%	6/1/19	750,000	803,085
St. Edwards University Project	5.000%	6/1/20	940,000	1,032,045
Round Rock, TX, ISD, GO, PSF-GTD	1.500%	8/1/21	5,000,000	5,001,600	(a)(b)
San Antonio, TX, Electric and Gas Revenue, Junior Lien	2.000%	12/1/18	5,000,000	5,038,400	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,075,000	1,089,448
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckingham Senior Living Community Project	3.875%	11/15/20	3,000,000	3,002,250
Texas A & M University Revenue, Financing System	5.000%	5/15/18	1,000,000	1,039,530
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	11,010,000	11,163,039
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,085,080
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,233,500	(a)(b)
Texas State, GO, Transport Commission - Mobility Fund	1.160%	10/1/18	4,000,000	3,999,360	(a)(b)

Total Texas				175,331,908

Virginia - 1.9%
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co.	1.875%	6/1/20	5,000,000	5,026,850	(a)(b)
Virginia Electric & Power Co.	2.150%	9/1/20	14,700,000	14,912,121	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	8,150,000	8,203,708	(a)(b)

Total Virginia				28,142,679

Washington - 0.8%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,228,680	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,195,935
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre	1.786%	7/1/22	5,000,000	5,016,800	(a)(b)
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	3,000,000	3,001,530	(e)

Total Washington				11,442,945

West Virginia - 0.5%
West Virginia State University Revenue, West Virginia University Project	1.310%	10/1/19	7,000,000	6,999,020	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.9%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.000%	6/1/21	$6,345,000	$6,345,000	(a)(b)(c)
Wisconsin State HEFA Revenue, Ascension Senior Credit Group	1.375%	12/3/19	5,800,000	5,813,456	(a)(b)
Wisconsin State Transportation Revenue	4.000%	7/1/17	2,150,000	2,155,052

Total Wisconsin				14,313,508

TOTAL MUNICIPAL BONDS (Cost - $1,433,789,300)				1,438,382,384

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	5,000,000	4,797,990	(f)
M012 A1A2	1.600%	8/15/51	3,000,000	2,878,794	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,000,000)				7,676,784

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,441,789,300)				1,446,059,168

SHORT-TERM INVESTMENTS - 3.2%
MUNICIPAL BONDS - 3.2%
California - 0.1%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.790%	10/1/25	900,000	900,000	(c)(g)(h)

Florida - 0.1%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.960%	10/1/28	900,000	900,000	(c)(g)(h)

Georgia - 0.8%
Heard County, GA, Development Authority Revenue	0.980%	9/1/29	7,100,000	7,100,000	(g)(h)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Second Indenture	1.060%	7/1/17	5,000,000	5,000,000	(a)(g)(h)

Total Georgia				12,100,000

Indiana - 0.1%
Indiana State Finance Authority EDR, Republic Services Inc. Project	1.200%	6/1/17	2,100,000	2,100,000	(a)(c)(g)(h)

Kentucky - 0.1%
Kentucky State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services Inc.	1.200%	6/1/17	1,500,000	1,500,000	(a)(c)(g)(h)

New York - 1.8%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.980%	11/1/26	1,750,000	1,750,000	(g)(h)
LOC-Mizuho Corporate Bank	0.820%	4/1/42	600,000	600,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.960%	6/15/32	16,395,000	16,395,000	(g)(h)
Second General Resolution, SPA-Dexia Credit Local	0.980%	6/15/32	4,250,000	4,250,000	(g)(h)

New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.980%	8/1/22	2,850,000	2,850,000	(g)(h)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.980%	11/1/22	1,800,000	1,800,000	(g)(h)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.780%	12/1/29	300,000	300,000	(g)(h)

Total New York				27,945,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.0%
Vermont State Housing Finance Agency, Single-Family Housing Revenue, AGM, SPA-TD Bank N.A.	0.880%	11/1/33	$305,000	$305,000	(c)(g)(h)

West Virginia - 0.2%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.980%	5/1/18	3,000,000	3,000,000	(c)(e)(g)(h)

TOTAL MUNICIPAL BONDS (Cost - $48,750,000)				48,750,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $66,278)	0.723%		66,278	66,278

TOTAL SHORT-TERM INVESTMENTS (Cost - $48,816,278)				48,816,278

TOTAL INVESTMENTS - 98.2% (Cost - $1,490,605,578#)				1,494,875,446
Other Assets in Excess of Liabilities - 1.8%				28,161,634

TOTAL NET ASSETS - 100.0%				$1,523,037,080

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Security is valued using significant unobservable inputs (See Note 1).

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal bonds	—	$1,438,382,384	—	$1,438,382,384
Collateralized mortgage obligations	—	—	$7,676,784	7,676,784

Total long-term investments	—	1,438,382,384	7,676,784	1,446,059,168

Short-term investments†:
Municipal bonds	—	48,750,000	—	48,750,000
Money barket funds	$66,278	—	—	66,278

Total short-term investments	66,278	48,750,000	—	48,816,278

Total Investments	$66,278	$1,487,132,384	$7,676,784	$1,494,875,446

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,915,230
Gross unrealized depreciation	(2,645,362)

Net unrealized appreciation	$4,269,868

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 26, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 26, 2017